Total
Leader Short Duration Bond Fund
LEADER SHORT TERM HIGH YIELD BOND FUND SUMMARY
Investment Objectives:
The primary investment objective of the Leader Short Term High Yield Bond Fund (“High Yield Fund” or the “Fund”) is to deliver a high level of current income, with a secondary objective of capital appreciation.
Fees and Expenses of the Fund:

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these sales charge discounts and other discounts is available from your financial professional and in the section How to Purchase Shares of the Fund’s Prospectus and in the section Purchase, Redemption and Pricing of Shares of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Leader Short Duration Bond Fund		Leader Short Duration Bond Fund Institutional Class	Leader Short Duration Bond Fund Investor Class	Leader Short Duration Bond Fund Class A	Leader Short Duration Bond Fund Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)		none	none	1.50%	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	[1]	none	none	none	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions		none	none	none	none
Redemption Fee (as a % of amount redeemed, on shares held less than six months)		none	none	none	none
[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions made within 12 months of their purchase date.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Leader Short Duration Bond Fund		Leader Short Duration Bond Fund Institutional Class	Leader Short Duration Bond Fund Investor Class	Leader Short Duration Bond Fund Class A	Leader Short Duration Bond Fund Class C
Management Fees		0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees		none	0.50%	0.50%	1.00%
Other Expenses		1.20%	1.20%	1.20%	1.20%
Acquired Fund Fees and Expenses	[1]	0.10%	0.10%	0.10%	0.10%
Total Annual Fund Operating Expenses		2.05%	2.55%	2.55%	3.05%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table do not correlate to the expense ratio in the Fund’s financial highlights because the financial highlights include only the direct operating expenses incurred by the Fund.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example - Leader Short Duration Bond Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Leader Short Duration Bond Fund Institutional Class	208	643	1,103	2,379
Leader Short Duration Bond Fund Investor Class	258	793	1,355	2,885
Leader Short Duration Bond Fund Class A	404	931	1,485	2,991
Leader Short Duration Bond Fund Class C	408	942	1,601	3,364

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the portfolio turnover rate of the Fund was 1,030.50% of the average value of its portfolio.

Principal Investment Strategies:

Under normal circumstances, the Fund invests at least 80% of its net assets (including any borrowings for investment purposes) in non-investment grade bonds (also known as “junk bonds” or “high yield bonds”), which the Fund defines as securities rated lower than Baa3 by Moody’s Investors Service, BBB- by Standard & Poor’s Ratings Group, Fitch BBB-, or, if unrated, as determined by the Advisor to be of comparable quality. Fixed-income securities in which the Fund may invest include:

●	foreign and domestic bonds, notes, corporate debt, convertible debt securities, and preferred securities;

●	U.S. and foreign government securities and domestic municipal securities;

●	asset-backed securities (loan and credit backed securities) and STRIPS (Separate Trading of Registered Interest and Principal of Securities, a type of zero-coupon debt instrument); and

●	repurchase agreements.

The Fund’s effective average duration of its portfolio investments will normally be three years or less.

The Leader Capital Corp. (the “Advisor”) utilizes a fundamental top-down analysis, meaning it analyzes the economy, interest rate cycles, the supply and demand for credit, and the characteristics of individual securities in making investment selections. The Advisor will consider a floating or variable-rate security to have a maturity equal to its stated maturity (or redemption date if it has been called for redemption), except that it may consider: (1) variable-rate securities to have a maturity equal to the period remaining until the next readjustment in the interest rate, unless subject to a demand feature; (2) variable-rate securities subject to a demand feature to have a remaining maturity equal to the longer of (a) the next readjustment in the interest rate or (b) the period remaining until the principal can be recovered through demand; and (3) floating-rate securities subject to a demand feature to have a maturity equal to the period remaining until the principal can be recovered through demand.

The Advisor may sell a security if its value becomes unattractive, such as when its fundamentals deteriorate or when other investment opportunities exist that may have more attractive yields. As a result of its trading strategy, the Fund expects to engage in frequent portfolio transactions that will likely result in higher portfolio turnover and commissions than many investment companies.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.

●	High-Yield Bond Risk. Lower-quality bonds, known as high-yield bonds or “junk bonds,” present a significant risk for loss of principal and interest. Generally, the lower the credit rating of a security, the greater the risk is that the issuer will default on its obligation. These bonds offer the potential for higher return, but also involve greater risk than bonds of higher quality, including an increased possibility that the bond’s issuer, obligor or guarantor may not be able to make its payments of interest and principal (credit quality risk). If that happens, the value of the bond may decrease, and the Fund’s share price may decrease and its income distribution may be reduced.

●	Interest Rate Risk. The value of the Fund may fluctuate based on changes in interest rates and market conditions. As interest rates rise, the value of income producing instruments may decrease. This risk increases as the term of the note increases. Income earned on floating- or variable-rate securities will vary as interest rates decrease or increase. However, the interest rates on variable-rate securities, as well as certain floating-rate securities whose interest rates are reset only periodically, can fluctuate in value as a result of interest rate changes when there is an imperfect correlation between the interest rates on the securities and prevailing market interest rates.

●	Asset-Backed Risk. The default rate on underlying asset loans may be higher than anticipated, potentially reducing payments to the Fund. Default rates are sensitive to overall economic conditions such as unemployment, wage levels and economic growth rates.

●	Liquidity Risk. Some securities may have few market-makers and low trading volume, which tends to increase transaction costs and may make it difficult for the Fund to dispose of a security at all or at a price which represents current or fair market value.

●	LIBOR Risk. Factors such as global interest rate levels, economic growth, market conditions and political events affect the fixed income securities markets. On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. As a result, any impact of a transition away from LIBOR on the Fund or the instruments in which the Fund invests cannot yet be determined. Industry initiatives are underway to identify alternative reference rates.
●	Foreign Risk. Foreign investments involve additional risks not typically associated with investing in U.S. Government securities and/or securities of domestic companies, including currency rate fluctuations, political and economic instability, differences in financial reporting standards and less strict regulation of securities markets. Securities subject to these risks may be less liquid than those that are not subject to these risks.

●	Market Risk. Overall fixed income market risks may affect the value of individual securities in which the Fund invests. Factors such as global interest rate levels, economic growth, market conditions and political events affect the fixed income securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

●	Management Risk. The strategy used by the Advisor may fail to produce the intended results. The ability of the Fund to meet its investment objectives is directly related to the Advisor’s investment strategies for the Fund. Your investment in the Fund varies with the effectiveness of the Advisor’s research, analysis and asset allocation among portfolio securities. If the Advisor’s investment strategies do not produce the expected results, your investment could be diminished or even lost.

●	Convertible Debt Securities Risk. Convertible debt securities subject the Fund to the risks associated with both fixed-income securities and equity securities. If a convertible debt security’s investment value is greater than its conversion value, its price will likely increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible debt security will tend to fluctuate directly with the price of the underlying equity security.

●	U.S. Government Securities Risk. It is possible that the U.S. Government would not provide financial support to its agencies or instrumentalities if it is not required to do so by law. If a U.S. Government agency or instrumentality in which the Fund invests defaults and the U.S. Government does not stand behind the obligation, the Fund’s share price or yield could fall. Securities of U.S. Government sponsored entities, such as Freddie Mac or Fannie Mae, are neither issued nor guaranteed by the U.S. Government. The U.S. Government’s guarantee of ultimate payment of principal and timely payment of interest of the U.S. Government securities owned by the Fund does not imply that the Fund’s shares are guaranteed by the Federal Deposit Insurance Corporation or any other government agency, or that the price of the Fund’s shares will not fluctuate.

●	Municipal Securities Risk. The value of municipal bonds that depend on a specific revenue source or general revenue source to fund their payment obligations may fluctuate as a result of changes in the cash flows generated by the revenue source(s) or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source(s). In addition, changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal bonds. Investments in inverse floating rate securities typically involve greater risk than investments in municipal bonds of comparable maturity and credit quality and their values are more volatile than municipal bonds due to the leverage they entail. Municipal securities are subject to the risk that legislative changes and local and business developments may adversely affect the yield or value of the Fund’s investments in such securities.

●	Preferred Security Risk. The value of preferred securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred securities are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

●	Repurchase Agreement Risk. The Fund may enter into repurchase agreements in which it purchases a security (known as the “underlying security”) from a securities dealer or bank. In the event of a bankruptcy or other default by the seller of a repurchase agreement, the Fund could experience delays in liquidating the underlying security and losses in the event of a decline in the value of the underlying security while the Fund is seeking to enforce its rights under the repurchase agreement.

●	STRIPS Risk. STRIPS are a type of zero-coupon bond. Zero coupon bonds do not make periodic interest payments. Instead, they are sold at a discount from their face value and can be redeemed at face value when they mature. The market value of a zero-coupon bond is generally more volatile than the market value of other fixed income securities with similar maturities that make periodic interest payments. Zero coupon bonds may also respond to changes in interest rates to a greater degree than other fixed income securities with similar maturities and credit quality.

●	Portfolio Turnover Risk. The frequency of the Fund’s transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Fund’s performance. Turnover increased as the Fund made strategic changes to portfolio allocation to take advantage of the changing interest rate landscape and to address an increase in capital share activity. The Fund’s portfolio turnover is expected to be over 100% annually, as the Fund’s holdings are frequently traded.

Performance:

The Fund was reorganized on July 15, 2019 from a series of Northern Lights Fund Trust (the “Predecessor Short Duration Fund”) to a series of Leader Funds Trust (the “Reorganization”). As a result of the Reorganization, the Fund is the accounting successor of the Predecessor Short Duration Fund. The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows the annual returns of the Predecessor Short Duration Fund’s Investor Class shares performance for each calendar year since the Predecessor Short Duration Fund’s inception, as well as the performance of the Fund’s Investor Class after the Reorganization. Returns for the Fund’s other Classes of shares would be substantially similar because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses. The performance table compares the performance of the Fund’s shares over time to the performance of the BofA Merrill Lynch 1-3 Year Corporate/Government Index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.leadercapital.com or by calling (800) 711-9164.

Investor Class Calendar Year Returns as of December 31

Best Quarter:	12/31/2020	15.28%
Worst Quarter:	03/31/2020	(18.67)%
The Fund’s Investor Class shares had a total return of 3.32% during the period January 1, 2021 to June 30, 2021.
Average Annual Total Returns (For the periods ended December 31, 2020)
Average Annual Total Returns - Leader Short Duration Bond Fund		Label	1 Year	5 Years	10 Years
Leader Short Duration Bond Fund Investor Class		Return Before Taxes	7.52%	2.25%	2.04%
Leader Short Duration Bond Fund Investor Class | After Taxes on Distributions			6.47%	1.21%	1.09%
Leader Short Duration Bond Fund Investor Class | After Taxes on Distributions and Sales			4.37%	1.26%	1.21%
Leader Short Duration Bond Fund Institutional Class		Return Before Taxes	8.06%	2.72%	2.61%
Leader Short Duration Bond Fund Class A		Return Before Taxes	5.83%	1.89%
Leader Short Duration Bond Fund Class C		Return Before Taxes	7.04%	1.70%
BofA Merrill Lynch 1-3 Year Corporate/Government Index	[1]		3.35%	2.23%	1.63%
[1]	The BofA Merrill Lynch 1-3 Year Corporate/Government Index is an index tracking short-term U.S. government and corporate securities with maturities between 1 and 2.99 years. The index is produced by BofA Merrill Lynch. The index does not reflect the deduction of fees, expenses or taxes that mutual fund investors bear. Unlike a mutual fund, an index does not reflect any trading costs or management fees. Investors cannot directly invest in an index.

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only Investor Class shares, and after-tax returns for other classes will vary.

Leader Total Return Fund
LEADER TOTAL RETURN FUND SUMMARY
Investment Objective:
The investment objective of the Leader Total Return Fund (“Total Return Fund” or the “Fund”) is to seek income and capital appreciation to produce a high total return.
Fees and Expenses of the Fund:

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these sales charge discounts and other discounts is available from your financial professional and in the section How to Purchase Shares of the Fund’s Prospectus and in the section Purchase, Redemption and Pricing of Shares of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Leader Total Return Fund		Leader Total Return Fund Institutional Class	Leader Total Return Fund Investor Class
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)		none	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	[1]	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions		none	none
Redemption Fee (as a % of amount redeemed, on shares held less than six months)		none	none
[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions made within 12 months of their purchase date.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Leader Total Return Fund		Leader Total Return Fund Institutional Class	Leader Total Return Fund Investor Class
Management Fees		0.65%	0.65%
Distribution and/or Service (12b-1) Fees		none	0.38%
Other Expenses	[1]	1.15%	1.15%
Acquired Fund Fees and Expenses	[2]	0.08%	0.08%
Total Annual Fund Operating Expenses		1.88%	2.26%
[1]	Other Expenses have been estimated to reflect the expenses that are expected to occur during the current fiscal year.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table do not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example - Leader Total Return Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Leader Total Return Fund Institutional Class	191	591	1,016	2,201
Leader Total Return Fund Investor Class	229	706	1,210	2,595

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the portfolio turnover rate of the Fund was 1,198.55% of the average value of its portfolio.

Principal Investment Strategies:

The Fund seeks to achieve its investment objective by investing primarily in domestic and foreign fixed-income securities of various maturities and credit qualities that are denominated in U.S. dollars or foreign currencies. The Fund’s investments include bonds, convertible debt securities, preferred securities, notes and debentures issued by corporations, governments and their agencies or instrumentalities as well as mortgage-backed securities (agency, adjustable rate and collateralized mortgage-backed securities) and asset-backed securities (loan and credit-backed securities including collateralized loan obligations (“CLOs”)). The Fund’s investments in foreign issuers may include issuers from emerging markets. The Fund defines emerging market issuers as those found outside of North America, Europe, Japan, Australia, and New Zealand.

Individual securities are purchased without restriction as to maturity or duration; however, the average portfolio duration will normally be within range of the Morningstar Intermediate-Term Core Bond Fund Category, which as of May 31, 2020 was 5.89 years. The Fund will normally have an average portfolio duration in between 3.50 to 6.00 years.

The Fund invests primarily in investment-grade securities, but may invest up to 40% of its total assets in high-yield securities (commonly referred to as “junk bonds”). The Fund defines junk bonds as those rated lower than Baa3 by Moody’s Investors Service (“Moody’s”), BBB- by Standard and Poor’s Rating Group (“S&P”), Fitch BBB-, or, if unrated, as determined by the Advisor to be of similar credit quality. However, the Fund restricts its junk bond purchases to those rated B3 or higher by Moody’s or B- or higher by S&P, or, if unrated, determined by the Advisor to be of comparable quality. The Fund may invest in U.S. treasury government securities with no limit. Foreign issues denominated in U.S. dollars will be excluded from the 40% allocation limit.

The Advisor allocates Fund assets among various fixed-income sectors, maturities and specific issues using an opportunistic approach by assessing risk and reward.

●	Sector selection focuses on identifying portions of the fixed-income market that the Advisor believes offer the highest yield or expected capital appreciation from interest rate declines or currency exchange rate gains.

●	Maturity or yield curve management focuses on selecting securities with maturities that the Advisor believes have the highest yield or highest potential capital appreciation, when compared to securities with shorter or longer maturities.

●	Security selection focuses on identifying specific securities that offer the highest yield or expected capital appreciation when compared to a peer group of securities with similar credit quality and maturity.

Occasionally, the Fund may focus its investments in certain sectors.

The Advisor buys securities for either or both their interest income and their potential for capital appreciation, generally resulting from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Advisor may sell a security if its value becomes unattractive, such as when its fundamentals deteriorate or when other investment opportunities exist that may have more attractive yields.

The Fund may short equity stocks up to 20% of its total assets. The Advisor will consider shorting the stock of issuers in which the Fund owns a position in the same issuer’s convertible debt securities. In pursuing its short strategy, the Advisor seeks to tactically take advantage of the price relationship between an issuer’s stock and its convertible securities.

The Advisor may engage in frequent buying and selling of securities to achieve the Fund’s investment objective.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.

●	Collateralized Loan Obligation Risk. CLOs are securities backed by an underlying portfolio of debt and loan obligations, respectively. CLOs issue classes or “tranches” that vary in risk and yield and may experience substantial losses due to actual defaults, decrease of market value due to collateral defaults and removal of subordinate tranches, market anticipation of defaults and investor aversion to CLO securities as a class. The risks of investing in CLOs depend largely on the tranche invested in and the type of the underlying debts and loans in the tranche of the CLO, respectively, in which the Fund invests. CLOs also carry risks including, but not limited to, interest rate risk and credit risk.

●	Convertible Debt Securities Risk. Convertible debt securities subject the Fund to the risks associated with both fixed-income securities and equity securities. If a convertible debt security’s investment value is greater than its conversion value, its price will likely increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.
●	Credit Risk. Issuers may not make interest and principal payments on securities held by the Fund, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and lower liquidity making it difficult for the Fund to sell the security.

●	Currency Risk. Currency trading risks include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates in the currencies the Fund is long or short. Credit risk results because a currency-trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.

●	Emerging Markets Risk. The Fund may invest in countries with newly organized or less developed securities markets. Generally, economic structures in these countries are less diverse and mature than those in developed countries and their political systems tend to be less stable. Emerging market economies may be based on only a few industries, therefore security issuers, including governments, may be more susceptible to economic weakness and more likely to default. Emerging market countries also may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights.

●	Foreign Risk. Foreign investments involve additional risks not typically associated with investing in U.S. Government securities and/or securities of domestic companies, including currency rate fluctuations, political and economic instability, differences in financial reporting standards and less strict regulation of securities markets. The withdrawal of the United Kingdom from the European Union (so-called Brexit) may create greater economic uncertainty for European debt issuers and negatively impact their credit quality. Securities subject to these risks may be less liquid than those that are not subject to these risks.

●	Government Securities Risk. It is possible that the U.S. Government would not provide financial support to its agencies or instrumentalities if it is not required to do so by law. If a U.S. Government agency or instrumentality in which the Fund invests defaults and the U.S. Government does not stand behind the obligation, the Fund’s share price or yield could fall. Securities of U.S. Government sponsored entities, such as Freddie Mac or Fannie Mae, are neither issued nor guaranteed by the U.S. Government. The U.S. Government’s guarantee of ultimate payment of principal and timely payment of interest of the U.S. Government securities owned by the Fund does not imply that the Fund’s shares are guaranteed by the Federal Deposit Insurance Corporation or any other government agency, or that the price of the Fund’s shares will not fluctuate.

●	High-Yield Bond Risk. Lower-quality bonds, known as high-yield bonds or “junk bonds,” present a significant risk for loss of principal and interest. These bonds offer the potential for higher return, but also involve greater risk than bonds of higher quality, including an increased possibility that the bond’s issuer, obligor or guarantor may not be able to make its payments of interest and principal (credit quality risk). If that happens, the value of the bond may decrease, and the Fund’s share price may decrease and its income distribution may be reduced. An economic downturn or period of rising interest rates (interest rate risk) could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds (liquidity risk). The lack of a liquid market for these bonds could decrease the Fund’s share price. The ability of governments to repay their obligations is adversely impacted by default, insolvency, bankruptcy or by political instability, including authoritarian and/or military involvement in governmental decision-making, armed conflict, civil war, social instability and the impact of these events and circumstances on a country’s economy and its government’s revenues. Therefore, government bonds can present a significant risk. Governments may also repudiate their debts in spite of their ability to pay. The Fund’s ability to recover from a defaulting government is limited because that same government may block access to court-mandated legal remedies or other means of recovery.

●	Interest Rate Risk. The value of the Fund may fluctuate based on changes in interest rates and market conditions. As interest rates rise, the value of income producing instruments may decrease. This risk increases as the term of the note increases. Income earned on floating- or variable-rate securities will vary as interest rates decrease or increase. However, the interest rates on variable-rate securities, as well as certain floating-rate securities whose interest rates are reset only periodically, can fluctuate in value as a result of interest rate changes when there is an imperfect correlation between the interest rates on the securities and prevailing market interest rates.

●	Issuer-Specific Risk. The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

●	Liquidity Risk. Some securities may have few market-makers and low trading volume, which tends to increase transaction costs and may make it difficult for the Fund to dispose of a security at all or at a price which represents current or fair market value.
●	Management Risk. The Advisor’s judgments about the attractiveness, value and potential appreciation of particular security in which the Fund invests may prove to be incorrect and may not produce the desired results.

●	Market Risk. Overall fixed income market risks may affect the value of individual securities in which the Fund invests. Factors such as global interest rate levels, economic growth, market conditions and political events affect the fixed income securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

●	LIBOR Risk. Overall fixed income market risks may affect the value of individual securities in which the Fund invests. Factors such as global interest rate levels, economic growth, market conditions and political events affect the fixed income securities markets. On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. As a result, any impact of a transition away from LIBOR on the Fund or the instruments in which the Fund invests cannot yet be determined. Industry initiatives are underway to identify alternative reference rates.

●	Mortgage-Backed and Asset-Backed Securities Risk. The default rate on underlying mortgage loans or asset loans may be higher than anticipated, potentially reducing payments to the Fund. Default rates are sensitive to overall economic conditions such as unemployment, wage levels and economic growth rates. Mortgage-backed securities are susceptible maturity risk because issuers of securities held by the Fund are able to prepay principal due on these securities, particularly during periods of declining interest rates.

●	Portfolio Turnover Risk. The frequency of the Fund’s transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Turnover increased as the Fund made strategic changes to portfolio allocation to take advantage of the changing interest rate landscape and to address an increase in capital share activity. The Fund’s portfolio turnover is expected to be over 100% annually, as the Fund’s holdings are frequently traded.

●	Preferred Security Risk. The value of preferred securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred securities are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

●	Short Sale Risk. If a security sold short or other instrument increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. The Fund may not be able to successfully implement its short sale strategy due to limited availability of desired securities or for other reasons.

●	Sector Risk. While the Fund does not have a principal investment strategy to focus its investments in any particular sector, it may have significant exposure to one or more sectors that appear to offer more yield or appreciation potential in current market conditions. The Fund may face various risks associated with investing substantially in certain sectors, such as that an individual sector may be more volatile than the broader market, or could perform differently, and that the stocks of multiple companies within a sector could simultaneously decline in price because of an event that affects the entire sector.

Performance:

The Fund was reorganized on July 15, 2019 from a series of Northern Lights Fund Trust (the “Predecessor Total Return Fund”) to a series of Leader Funds Trust (the “Reorganization”). As a result of the Reorganization, the Fund is the accounting successor of the Predecessor Total Return Fund. The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows the annual returns of the Predecessor Total Return Fund’s Investor Class shares performance for each calendar year since the Predecessor Total Return Fund’s inception, as well as the performance of the Fund’s Investor Class shares after the Reorganization. Returns for the Fund’s other Classes of shares would be substantially similar because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses. The performance table compares the performance of the Fund’s shares over time to the performance of the Bloomberg Barclays U.S. Aggregate Bond Index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.leadercapital.com or by calling (800) 711-9164.

Investor Class Calendar Year Returns as of December 31

Best Quarter:	12/31/2020	13.38%
Worst Quarter:	3/31/2020	(13.92)%
The Fund’s Investor Class shares had a total return of 1.41% during the period January 1, 2021 to June 30, 2021.
Average Annual Total Returns (For the periods ended December 31, 2020)
Average Annual Total Returns - Leader Total Return Fund		Label	1 Year	5 Years	10 Years
Leader Total Return Fund Investor Class		Return Before Taxes	12.38%	5.60%	4.31%
Leader Total Return Fund Investor Class | After Taxes on Distributions			11.62%	4.45%	3.01%
Leader Total Return Fund Investor Class | After Taxes on Distributions and Sales			7.28%	3.80%	2.82%
Leader Total Return Fund Institutional Class		Return Before Taxes	12.99%	6.13%	4.97%
Bloomberg Barclays US Intermediate Aggregate Index	[1]		5.60%	3.46%	3.10%
[1]	Bloomberg Barclays US Intermediate Aggregate Index measures the performance of the U.S. investment grade bond market. The index invests in a wide spectrum of public, investment-grade, taxable, fixed income securities in the United States - including government, corporate, and international dollar-denominated bonds, as well as mortgage-backed and asset-backed securities, all with maturities of more than 1 year. Investors may not invest directly in an index. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or IRAs. After-tax returns are shown for only Investor Class shares, and after-tax returns for other classes will vary.